Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Total deferred tax assets					$ 11,170,665		$ 8,820,453
Deferred tax assets valuation allowance					11,170,665		8,820,453
Change in the valuation allowance					2,350,212		5,542,986
Net operating loss carry forward					38,733,732		17,975,553
Operating income loss	$ (5,990,113)	$ (5,147,330)	$ (15,023,060)	$ (18,017,851)	(64,276,837)	[1]	$ (30,292,772)	[2]
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating income loss					$ 7,661,107
Operating income loss, expiration description					expiring in 2035-2037 and the remaining amounts have no expiration
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating income loss					$ 11,428,419
Operating income loss, expiration description					expire in 2028-2029
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating income loss					$ 13,113,999
Operating income loss, expiration description					expire between 2024-2041, and the remaining amounts have no expiration

[1]	Includes goodwill impairment $41,687,871 for the Drone and SaaS reporting segments
[2]	Includes goodwill impairment $12,357,921 for the SaaS reporting segment